Vessel revenue - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 30,371	$ 13,243	$ 92,698
Carbon emissions cost
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	12,557	0	0
Bunker consumption
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	8,413	4,103	50,227
Port and agency expenses
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	1,912	2,027	23,152
Voyage related insurance
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	606	1,240	7,655
Other voyage related expenses
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 6,883	$ 5,873	$ 11,664